Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Accounts receivable	8,015,176	7,629,555
Allowance for expected credit losses	(1,009,780)	(1,176,721)
Accounts Receivable, net	7,005,396	6,452,834

Schedule of Allowance for Doubtful Accounts

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Balance at the beginning of the year/period	(650,396)	(1,009,780)
Provision for expected credit losses	(425,835)	(415,718)
Reversal of expected credit losses	98,045	259,286
Foreign currency translation	(31,594)	(10,509)
Balance at the end of the year/period	(1,009,780)	(1,176,721)